Cortina Funds, Inc.

825 N. Jefferson St., Suite 400

Milwaukee, WI  53202

October 30, 2012

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:

Cortina Funds, Inc. (the “Funds”)

File Nos.:

333-115299

811-21580

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Funds effective November 1, 2012, do not differ from those filed electronically in the Post-Effective Amendment No. 2 on October 29, 2012.

Sincerely,

/s/ Lori Hoch

Lori Hoch

Secretary